STOCKHOLDERS' (DEFICIT) EQUITY - Company's reserved common stock on an as if converted basis (Details) - shares	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders Equity Note [Line Items]
Total common stock reserved for issuance	216,707,540	205,593,320	208,859,987
Exercise of options issued and outstanding to purchase common stock
Stockholders Equity Note [Line Items]
Total common stock reserved for issuance	3,225,000	6,725,000	5,900,000
Issuance of common shares available under the 2010 Equity Compensation Plan
Stockholders Equity Note [Line Items]
Total common stock reserved for issuance	25,771,980	22,271,980	23,096,980
Exercise of warrants issued and outstanding to purchase common stock
Stockholders Equity Note [Line Items]
Total common stock reserved for issuance	31,725,180	45,473,780	72,140,447
Conversion of series A convertible preferred stock issued and outstanding into common stock
Stockholders Equity Note [Line Items]
Total common stock reserved for issuance	25,535,000	25,535,000	25,535,000
Exercise of warrants to purchase series A convertible preferred stock issued and outstanding and converted into common stock
Stockholders Equity Note [Line Items]
Total common stock reserved for issuance	7,600,000	6,000,000	6,000,000
Conversion of series B convertible preferred stock issued and outstanding into common stock
Stockholders Equity Note [Line Items]
Total common stock reserved for issuance	99,450,380	76,187,560	76,187,560
Warrants to purchase series B convertible preferred stock, issued and outstanding
Stockholders Equity Note [Line Items]
Total common stock reserved for issuance	23,400,000	23,400,000	0